Share Capital - Summary of Stock Option Activity (Details) (10-K) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2018	Dec. 31, 2017		Dec. 31, 2016
Equity [Abstract]
Number of Stock Options Outstanding, Outstanding at Beginning Balance	[1]	414,965	174,328		77,846
Number of Stock Options Outstanding, Granted		10,000	272,090	[1]	96,482	[1]
Number of Stock Options Outstanding, Exercised		2,487	31,453	[1]
Number of Stock Options Outstanding, Cancelled				[1]		[1]
Number of Stock Options Outstanding, Outstanding at Ending Balance		422,478	414,965	[1]	174,328	[1]
Number of Stock Options Outstanding, Vested and expected-to-vest at end of period		228,758	142,875	[1]	174,328	[1]
Weighted Average Exercise Price, Outstanding at Beginning Balance	[1]	$ 11.7	$ 1.95		$ 4.2
Weighted Average Exercise Price, Granted		9	16.5	[1]		[1]
Weighted Average Exercise Price, Exercised				[1]		[2]
Weighted Average Exercise Price, Cancelled				[1]		[2]
Weighted Average Exercise Price, Outstanding at Ending Balance		11.70	11.7	[1]	1.95	[1]
Weighted Average Exercise Price, Vested and expected-to-vest at end of period		$ 7.80	$ 1.95	[1]	$ 1.95	[1]
Aggregate intrinsic value, Stock Options Outstanding at Beginning period	[1]	$ 1,859	$ 3,739
Aggregate intrinsic value, Stock Options Outstanding at End period		729	1,859	[1]	$ 3,739	[1]
Aggregate intrinsic value, Vested and expected-to-vest at end of period		$ 729	$ 1,375	[1]	$ 15,624	[1]

[1]	December 31, 2017 options data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.
[2]	Less than 1